Notes Payable - Related Parties - Schedule of Notes Payable to Related Parties (Details) 10Q (Parenthetical) - USD ($)								9 Months Ended			12 Months Ended
		Aug. 08, 2018	Jan. 29, 2018	Mar. 20, 2017	Dec. 15, 2016	Apr. 04, 2016	Dec. 01, 2015	Sep. 30, 2018		Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Fair value of common shares issued			$ 125,000					$ 3,065,837			$ 181,845
Notes payable related party								$ 352,229			$ 1,964,985		$ 1,964,985
Common stock price per share								$ 0.50
Fair value of warrants		$ 1,074,602						$ 1,074,602					$ 455,975
Debt converted into shares			1,250,000								1,026,195
Outstanding amount								$ 824,218
Note 1 [Member]
Debt interest rate								12.00%	[1]		12.00%
Debt instruments maturity date								Feb. 08, 2021	[1]		Aug. 01, 2018
Note 1 [Member] | Extension Agreement [Member]
Warrants issued		$ 2,446,700
Common stock price per share		$ 0.49
Fair value of warrants		$ 1,074,602
Warrant granted percentage		10.00%
Outstanding balance		$ 1,198,833
Debt extinguishment		$ 1,074,602
Note 1 [Member] | Extension Agreement [Member] | Restricted Common Stock [Member]
Debt conversion price per share								$ 0.07
Debt converted into shares								5,352,357
Note 2 [Member]
Debt interest rate								12.00%	[2]		12.00%
Outstanding balance											$ 189,000
Debt instruments maturity date								Feb. 08, 2021	[2]		Aug. 01, 2018
Note Payable 1 [Member]
Debt interest rate	[3]										12.00%
Debt instruments maturity date	[3]										Mar. 20, 2018
Note Payable 1 [Member] | Extension Agreement [Member]
Debt instruments maturity date				Mar. 20, 2018
Note 3 [Member]
Debt interest rate								12.00%	[4]		12.00%
Outstanding balance								$ 240,328
Debt instruments maturity date								Apr. 01, 2017	[4]		Apr. 01, 2017
Note Payable 2 [Member]
Debt interest rate	[5]										5.00%
Fair value of warrants											$ 10,759
Debt instruments maturity date					May 31, 2017						Jun. 15, 2017	[5]
Mr. Cutaia [Member] | Note 1 [Member]
Debt instrument, conversion percentage							12.00%
Fair value of common shares issued							$ 374,665
Debt conversion price per share							$ 0.07
Notes payable related party							$ 1,198,883
Mr. Cutaia [Member] | Note 2 [Member]
Debt conversion price per share							$ 0.07
Debt interest rate							12.00%
Outstanding balance							$ 189,000
Mr. Cutaia [Member] | Note 2 [Member] | Restricted Common Stock [Member]
Common stock price per share								$ 0.07
Outstanding balance								$ 189,000
Debt converted into shares								2,700,000
Mr. Cutaia [Member] | Note 3 [Member]
Debt instrument, conversion percentage						30.00%		30.00%
Fair value of common shares issued								$ 102,998
Debt conversion price per share						$ 0.07
Notes payable related party						$ 102,998
Debt interest rate						12.00%
Outstanding balance						$ 343,326					$ 343,326
Debt instruments maturity date						Dec. 04, 2018
Mr. Cutaia [Member] | Note 3 [Member] | Restricted Common Stock [Member]
Common stock price per share								$ 0.07
Debt converted into shares								1,471,397
Mr. Cutaia [Member] | Note Payable 2 [Member]
Fair value of common shares issued								$ 121,875
Debt conversion price per share						$ 0.07
Notes payable related party						$ 121,875
Debt interest rate						12.00%
Outstanding balance											$ 1,218,750
Debt converted into shares								1,741,071
Debt instruments maturity date						Dec. 04, 2018
Former [Member] | Note Payable 1 [Member]
Debt interest rate							12.00%
Outstanding balance							$ 111,901

[1]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company’s majority stockholder and Chief Executive Officer (CEO), to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest rate of 12% per annum, secured by the Company’s assets and matured on August 1, 2018, as amended. Per the terms of the agreement, at Mr. Cutaia’s discretion, he may convert up to $374,665 of outstanding principal, plus accrued interest thereon, into shares of common stock at a conversion rate of $0.07 per share. As of December 31, 2017, total outstanding balance of the note amounted to $1,198,883. On August 8, 2018, we entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note to February 8, 2021. All other terms of the note remain unchanged. In connection with the extension, we granted to Mr. Cutaia a three-year warrant to purchase up to 2,446,700 shares of Common Stock at a price of $0.49 per share with a fair value of $1,074,602. We determined that the extension of the note’s maturity date resulted in a debt extinguishment for accounting purposes because the fair value of the warrants granted was more than 10% of the original value of the note. As result, we recorded the fair value of the “new” note, which approximates the then-current carrying value of $1,198,833 of the then-current note and expensed the entire fair value of the warrants granted of $1,074,602 as part of debt extinguishment. On September 30, 2018, Mr. Cutaia converted the principal balance that was convertible ($374,665) into 5,352,357 shares of Restricted Common Stock at $0.07 per share. As of September 30, 2018, outstanding balance of the note amounted to $824,218.
[2]	On December 1, 2015, the Company issued a convertible note with Mr. Cutaia in the amount of $189,000 representing a portion of Mr. Cutaia’s accrued salary for 2015. The note was unsecured, bears interest rate of 12% per annum, matured in August 1, 2018, as amended, and convertible to shares of common stock at a conversion price of $0.07 per share. As of December 31, 2017, outstanding balance of the note amounted to $189,000. On September 30, 2018, Mr. Cutaia converted the entire unpaid balance of $189,000 into 2,700,000 restricted shares of our Common Stock at $0.07 per share.
[3]	On March 21, 2015, the Company issued a note payable to a third-party lender for the benefit of DelMorgan Group LLC ("DelMorgan"), financial consultant. The note is unsecured, bears interest rate of 12% per annum payable monthly beginning on April 20, 2015 and matured in March 2017. As of December 31, 2016, outstanding balance of the note amounted to $125,000. On March 20, 2017, the Company entered into an extension agreement with the third-party lender to extend the maturity date of the Note to March 20, 2018. All other terms of the Note remained unchanged and there was no additional compensation or incentive given. As of December 31, 2017, outstanding balance of the note amounted to $125,000. In January 2018, the note was satisfied through the issuance of 1,250,000 shares of common stock.
[4]	On December 1, 2015, the Company issued a note payable to a former member of the Company’s Board of Directors, in the amount of $111,901 representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum and matured in April 2017. As of September 30, 2018, and the date of this report, the note is past due. The Company is currently in negotiations with the note holder to settle the note payable.
[5]	On December 15, 2016, the Company issued a note payable to a third-party creditor amounting to $101,300 in exchange for cash of $80,000, original issue discount of $8,800 and guaranteed interest of $12,500. The note was unsecured, bore an effective interest rate of 5% per annum and matured in May 2017. In addition, the Company also granted a three-year warrant to acquire 176,000 shares of the Company’s common stock with an exercise price of $0.25 per share, and 240,000 shares of the Company’s common stock. As a result, the Company recorded a debt discount totaling $53,659 to account for the origin original issue discount of $8,800, guaranteed interest of $12,500, the relative fair value of the warrants of $10,759 and fair value of the common shares of $21,600. The debt discount was amortized over the term of the note. As of December 31, 2016, outstanding balance of the note amounted to $101,300 and unamortized debt discount of $48,942.